Federal Home Loan Bank and Federal Reserve Bank Borrowings	12 Months Ended
Dec. 31, 2022
Federal Home Loan Bank and Federal Reserve Bank Borrowings
Federal Home Loan Bank and Federal Reserve Bank Borrowings

(7) Federal Home Loan Bank (FHLB) and Federal Reserve Bank Borrowings

The Bank had no borrowings from the FHLB at December 31, 2022 and 2021.  FHLB borrowings are collateralized by a blanket assignment on all residential first mortgage loans, home equity lines of credit and loans secured by multi-family real estate that the Bank owns.  At December 31, 2022, the carrying value of loans pledged as collateral totaled approximately $149.4 million.  The remaining availability under the line of credit with the FHLB was $86.5 million at December 31, 2022.  The Bank incurred a $1.1 million prepayment penalty on the prepayment of a $70.0 million FHLB advance in 2020.

The Bank is required to purchase and hold certain amounts of FHLB stock in order to obtain FHLB borrowings. No ready market exists for the FHLB stock, and it has no quoted market value. The stock is redeemable at $100 per share subject to certain limitations set by the FHLB. The Bank owned $812,000 and $707,000 of FHLB stock, included in other investments, at December 31, 2022 and 2021, respectively.

As of December 31, 2022 and 2021, the Bank had no borrowings from the Federal Reserve Bank (“FRB”).  FRB borrowings are collateralized by a blanket assignment on all qualifying loans that the Bank owns which are not pledged to the FHLB.  At December 31, 2022, the carrying value of loans pledged as collateral totaled approximately $585.0 million.  Availability under the line of credit with the FRB was $445.1 million at December 31, 2022.